CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 2,120	$ 1,171	$ 5,445
Foreign currency translation adjustments	(1,475)	(467)	(5,325)
Financial liability related to hedging	(143)	(264)
Other comprehensive income	502	440	120
Net earnings attributable to non-controlling interests	(1,925)	(2,239)	(2,106)
Other comprehensive loss attributable to non-controlling interests	522	46	2,265
Comprehensive income (loss) attributable to Optibase LTD.	$ (901)	$ (1,753)	$ 279